OTHER LOANS PAYABLE (Details Narrative) - USD ($)		1 Months Ended		2 Months Ended	9 Months Ended	12 Months Ended
	Jan. 15, 2021	Jul. 31, 2021	Jun. 15, 2020	Jun. 21, 2021	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Line of credit interest rate, description		The line of credit bears interest at a floating rate equal to 1.0% above the Wall Street Journal Prime Rate at any time and matured in July 2023
Line of credit owed					$ 100,000	$ 0
Interest rate		1.00%		12.00%	9.25%
Advanced deposit						0
Line of credit facility		$ 100,000
Third Party Loan Agreement [Member]
Loan principal amount	$ 83,328		$ 85,000
Outstanding other loans payble					$ 136,173	$ 142,770	$ 168,328
Terms of loan			one year
Interest rate			0.00%
Maturity date						Aug. 15, 2023
Original loan principal amount						$ 41,000
Advanced deposit						$ 40,000